LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.1%
	EQUITY - 22.8%
11,403	Schwab U.S. Large-Cap Growth ETF	$ 636,401
16,246	Schwab U.S. Large-Cap Value ETF	950,554
5,798	Schwab US Small-Cap ETF	219,164
1,292	Vanguard Mid-Cap Growth ETF	220,338
3,456	Vanguard Mid-Cap Value ETF	420,837
		2,447,294
	FIXED INCOME - 69.3%
15,028	Invesco Variable Rate Preferred ETF	329,113
20,165	iShares Trust iShares 1-5 Year Investment Grade	993,731
21,384	SPDR Blackstone Senior Loan ETF	873,964
67,803	SPDR Doubleline Total Return Tactical ETF	2,724,326
26,709	Vanguard Intermediate-Term Bond ETF	1,962,577
7,390	Vanguard Short-Term Bond ETF	552,920
		7,436,631

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,106,931)	9,883,925

	OPEN END FUND — 7.1%
	ALTERNATIVE - 7.1%
32,941	JPMorgan Hedged Equity Fund, Class I	760,277

	TOTAL OPEN END FUND (Cost $755,719)	760,277

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
87,383	First American Government Obligations Fund Class X, Class X, 2.77% (Cost $87,383)(a)	87,383

	TOTAL INVESTMENTS - 100.0% (Cost $11,950,033)	$ 10,731,585
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	3,059
	NET ASSETS - 100.0%	$ 10,734,644

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield of September 30, 2022.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.9%
	EQUITY - 39.4%
112,746	Schwab U.S. Large-Cap Growth ETF	$ 6,292,354
129,692	Schwab U.S. Large-Cap Value ETF	7,588,279
27,550	Schwab US Small-Cap ETF	1,041,390
12,406	Vanguard Mid-Cap Growth ETF	2,115,719
36,841	Vanguard Mid-Cap Value ETF	4,486,129
		21,523,871
	FIXED INCOME - 48.5%
76,056	Invesco Variable Rate Preferred ETF	1,665,626
35,147	iShares Trust iShares 1-5 Year Investment Grade	1,732,044
109,191	SPDR Blackstone Senior Loan ETF	4,462,636
231,421	SPDR Doubleline Total Return Tactical ETF	9,298,496
81,770	Vanguard Intermediate-Term Bond ETF	6,008,460
45,313	Vanguard Short-Term Bond ETF	3,390,319
		26,557,581

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,489,737)	48,081,452

	OPEN END FUND — 9.2%
	ALTERNATIVE - 9.2%
217,341	JPMorgan Hedged Equity Fund, Class I	5,016,237

	TOTAL OPEN END FUND (Cost $4,907,699)	5,016,237

	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
1,571,707	First American Government Obligations Fund Class X, Class X, 2.77% (Cost $1,571,707)(a)	1,571,707

	TOTAL INVESTMENTS - 100.0% (Cost $56,969,143)	$ 54,669,396
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(23,530)
	NET ASSETS - 100.0%	$ 54,645,866

ETF	- Exchange-Traded Fund SPDR - Standard & Poor’s Depositary Receipt
SPDR	- Standard & Poor’s Depositary Receipt
(a)	Rate disclosed is the seven day effective yield of September 30, 2022.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.7%
	EQUITY - 58.3%
443,105	Schwab U.S. Large-Cap Growth ETF	$ 24,729,690
474,478	Schwab U.S. Large-Cap Value ETF	27,761,707
139,015	Schwab US Small-Cap ETF	5,254,767
38,862	Vanguard Mid-Cap Growth ETF	6,627,525
118,218	Vanguard Mid-Cap Value ETF	14,395,406
		78,769,095
	FIXED INCOME - 31.4%
195,133	Invesco Variable Rate Preferred ETF	4,273,413
306,910	SPDR Blackstone Senior Loan ETF	12,543,412
210,934	SPDR Doubleline Total Return Tactical ETF	8,475,328
95,675	Vanguard Intermediate-Term Bond ETF	7,030,199
134,493	Vanguard Short-Term Bond ETF	10,062,766
		42,385,118

	TOTAL EXCHANGE-TRADED FUNDS (Cost $119,094,656)	121,154,213

	OPEN END FUND — 10.0%
	ALTERNATIVE - 10.0%
585,485	JPMorgan Hedged Equity Fund, Class I	13,512,985

	TOTAL OPEN END FUND (Cost $13,586,540)	13,512,985

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
605,831	First American Government Obligations Fund Class X, Class X, 2.77% (Cost $605,831)(a)	605,831

	TOTAL INVESTMENTS - 100.1% (Cost $133,287,027)	$ 135,273,029
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(106,163)
	NET ASSETS - 100.0%	$ 135,166,866

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield of September 30, 2022.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.0%
	EQUITY - 77.6%
378,944	Schwab U.S. Large-Cap Growth ETF	$ 21,148,865
402,251	Schwab U.S. Large-Cap Value ETF	23,535,705
172,876	Schwab US Small-Cap ETF	6,534,713
49,396	Vanguard Mid-Cap Growth ETF	8,423,994
96,505	Vanguard Mid-Cap Value ETF	11,751,414
		71,394,691
	FIXED INCOME - 11.4%
163,380	SPDR Blackstone Senior Loan ETF	6,677,341
51,161	Vanguard Short-Term Bond ETF	3,827,866
		10,505,207

	TOTAL EXCHANGE-TRADED FUNDS (Cost $77,683,676)	81,899,898

	OPEN END FUND — 10.2%
	ALTERNATIVE - 10.2%
404,947	JPMorgan Hedged Equity Fund, Class I	9,346,183

	TOTAL OPEN END FUND (Cost $9,448,931)	9,346,183

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
700,205	First American Government Obligations Fund Class X, Class X, 2.77% (Cost $700,205)(a)	700,205

	TOTAL INVESTMENTS - 100.0% (Cost $87,832,812)	$ 91,946,286
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(42,972)
	NET ASSETS - 100.0%	$ 91,903,314

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield of September 30, 2022.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.9%
	EQUITY - 84.8%
164,429	Schwab U.S. Large-Cap Growth ETF	$ 9,176,782
170,947	Schwab U.S. Large-Cap Value ETF	10,002,110
101,545	Schwab US Small-Cap ETF	3,838,401
24,805	Vanguard Mid-Cap Growth ETF	4,230,245
42,464	Vanguard Mid-Cap Value ETF	5,170,841
		32,418,379
	FIXED INCOME - 4.1%
38,577	SPDR Blackstone Senior Loan ETF	1,576,642

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,628,008)	33,995,021

	OPEN END FUND — 8.1%
	ALTERNATIVE - 8.1%
133,325	JPMorgan Hedged Equity Fund, Class I	3,077,145

	TOTAL OPEN END FUND (Cost $3,123,603)	3,077,145

	SHORT-TERM INVESTMENT — 3.0%
	MONEY MARKET FUND - 3.0%
1,140,870	First American Government Obligations Fund Class X, Class X, 2.77% (Cost $1,140,870)(a)	1,140,870

	TOTAL INVESTMENTS - 100.0% (Cost $36,892,481)	$ 38,213,036
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(4,788)
	NET ASSETS - 100.0%	$ 38,208,248

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield of September 30, 2022.